Benefit Plans (Amounts Recorded in Accumulated Other Comprehensive Losses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net losses	$ (2,454)	$ (3,893)	$ (2,991)
Prior service cost	(44)	(53)	(67)
Net transition obligation	(6)	(7)	(8)
Deferred income taxes	458	588	481
Amounts to be amortized	(2,046)	(3,365)	(2,585)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(1,746)	(3,199)	(2,401)
Prior service cost	(51)	(60)	(70)
Net transition obligation	(6)	(7)	(8)
Deferred income taxes	245	377	299
Amounts to be amortized	(1,558)	(2,889)	(2,180)
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(47)	(82)	(54)
Prior service cost	7	7	3
Net transition obligation	0	0	0
Deferred income taxes	14	26	19
Amounts to be amortized	(26)	(49)	(32)
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net losses	(661)	(612)	(536)
Prior service cost	0	0	0
Net transition obligation	0	0	0
Deferred income taxes	199	185	163
Amounts to be amortized	$ (462)	$ (427)	$ (373)